Share capital and reserves (Narrative) (Details)																1 Months Ended										12 Months Ended
	Nov. 08, 2021 CAD ($) $ / shares shares	Sep. 14, 2021 CAD ($) $ / shares shares	Jul. 12, 2021 CAD ($) $ / shares shares	Jul. 07, 2021 CAD ($) Share Year $ / shares	Jun. 08, 2021 CAD ($) $ / shares shares	Dec. 03, 2020 CAD ($) Share Year $ / shares	Nov. 02, 2020 CAD ($) $ / shares shares	Oct. 13, 2020 CAD ($) Share Year $ / shares	Jul. 13, 2020 CAD ($) $ / shares shares	Jul. 02, 2020 CAD ($) Share	Jun. 11, 2020 CAD ($) $ / shares shares	Jun. 01, 2020 CAD ($) Share	May 01, 2020 CAD ($) $ / shares shares	Apr. 09, 2020 CAD ($) $ / shares shares	Jan. 15, 2020 CAD ($) Share Year $ / shares	May 25, 2021 CAD ($) Share Year $ / shares	Apr. 22, 2021 CAD ($) $ / shares shares	Feb. 24, 2021 CAD ($) shares	Jan. 27, 2021 CAD ($) $ / shares shares	Jan. 20, 2021 CAD ($) Share Year $ / shares	Sep. 22, 2020 CAD ($) Share	May 21, 2020 CAD ($) Share Year $ / shares	Mar. 25, 2020 CAD ($) $ / shares shares	Jan. 27, 2020 CAD ($) $ / shares shares	Jun. 15, 2018 CAD ($)	Dec. 31, 2021 CAD ($) Share shares	Dec. 31, 2020 CAD ($) Share shares	Dec. 21, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares																										28,992,429	25,908,233	25,800,000
Number of shares outstanding | shares																										28,992,429	25,908,233
Weighted average share price | $ / shares			$ 1.50		$ 1.50		$ 1.75		$ 1.50		$ 1.50			$ 1.50
Share issue related cost																										$ 29,126	$ 49,547
Fair value of warrants at grant date			$ 16,984		$ 1,291		$ 229,756		$ 35,431		$ 25,446			$ 4,760
Expected life of warrants			1 month 6 days		2 months 12 days		2 years		1 year 6 months		1 year 7 months 2 days			1 year 4 months 13 days
Settlement of debt by issuance of shares																	$ 178,856
Number of shares issued for debt settlement | shares																	144,239
Share issue price of shares issued in settlement of debt | $ / shares																	$ 1.24
Loss on settlement of debt																	$ 52,164									$ 52,164	0
Interest payable			$ 1,567		$ 17,883									$ 36,268
Principal amount of convertible debentures			$ 166,284						$ 75,000		$ 50,000
Amount of convertible debentures issued									$ 75,000		$ 125,000														$ 322,534
Number of units in which convertible debentures converted | shares			1,080		11,922				75,000		50,000			51,811
Number of units in which principal amount of convertible debentures converted | shares			133,027
Fair value of units converted | $ / shares			$ 1.45		$ 1.48				$ 1.00		$ 1.00			$ 0.70
Fair value per unit of converted units in conversion of principal amount of convertible debentures | $ / shares			$ 1.25
Reduction in accounts payable																											$ (153,750)
Number of share options exercised in share-based payment arrangement | Share										25,000		25,000									100,000					449,500	150,000
Proceeds from exercise of options										$ 15,000		$ 15,000									$ 85,000					$ 540,749	$ 115,000
Number of shares issued in exercise of warrants | shares																										865,458	2,820,836
Gross proceeds from exercise of warrants																										$ 1,302,543	$ 2,185,787
Number of shares, Granted | Share																										730,000	900,000
Expense from share-based payment transactions																										$ 990,448	$ 821,427
Incentive Stock Option [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share				350,000		550,000		50,000							100,000	30,000				350,000		200,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares				$ 1.35		$ 1.50		$ 1.50							$ 0.60	$ 1.50				$ 2.00		$ 1.38
Description of maximum term of options granted for share-based payment arrangement				3 years		3 years		2 years							5 years	2 years				3 years		2 years
Vesting provision															18-month
Fair value of share options granted				$ 363,106		$ 509,812		$ 42,514							$ 39,709	$ 23,820				$ 599,397		$ 143,524
Expected option life | Year				3		3		2							5	2				3		2
Expected stock price volatility				100.97%		106.52%		100.95%							107.00%	105.28%				115.92%		99.56%
Expected dividend payment				$ 0		$ 0		$ 0							$ 0	$ 0				$ 0		$ 0
Risk-free interest rate				0.66%		0.30%		0.25%							1.54%	0.30%				0.20%		0.30%
Weighted average exercise price | $ / shares				$ 1.35		$ 1.50		$ 1.50							$ 0.60	$ 1.50				$ 2.00		$ 1.38
Weighted average fair value per option				$ 1.04		$ 0.93		$ 0.85							$ 0.40	$ 0.79				$ 1.71		$ 0.72
Weighted average share price of options granted | $ / shares				$ 1.59		$ 1.45		$ 1.58							$ 0.52	$ 1.47				$ 2.40		$ 1.38
Volatility [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities			88.05		87.09		101.09		105.82		107.65			97.8
Risk-free interest rate [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities			0.43		0.32		0.26		0.28		0.27			0.39
Dividend yield [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities			0		0		0		0		0			0
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares	300,000	878,970					500,000						1,018,593						250,000				1,000,000	611,000
Units issue price per unit | $ / shares	$ 1.65	$ 1.65					$ 1.50						$ 0.645						$ 2.00				$ 0.50	$ 0.50
Gross proceeds from units issued	$ 495,000	$ 1,410,750					$ 735,750						$ 597,008						$ 500,000				$ 480,000	$ 300,000
Weighted average share price | $ / shares	$ 1.75	$ 2.00											$ 1.00						$ 2.50				$ 0.55	$ 0.55
Share issue related cost	$ 7,131	$ 14,500											$ 19,928						$ 7,495				$ 11,000	$ 8,500
Fair value of warrants at grant date	$ 144,229	$ 448,604											$ 264,468						$ 205,761				$ 259,489	$ 143,370
Expected life of warrants	2 years	2 years											4 years						2 years				4 years	4 years
Reduction in accounts payable		$ (39,550)					$ (14,250)						$ (59,985)										$ (20,000)	$ (5,500)
Non-brokered private placement [Member] | Volatility [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities	102.79	103.17											108.77						105.96				109.91	107.83
Non-brokered private placement [Member] | Risk-free interest rate [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities	0.95	0.41											0.34						0.16				0.78	1.32
Non-brokered private placement [Member] | Dividend yield [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities	0	0											0						0				0	0
Finders Fee Agreement [Member] | Genevieve Enterprise Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares																		50,000
Consulting Fees																		$ 105,000
Services [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares									25,000
Units issue price per unit | $ / shares									$ 1.50
Gross proceeds from units issued									$ 25,000
Fair value of warrants at grant date									$ 11,810
Expected life of warrants									1 year 6 months
Services [Member] | Volatility [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities									105.82
Services [Member] | Risk-free interest rate [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities									0.28
Services [Member] | Dividend yield [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities									0